Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 28,468
Credit loss expense	25,406
Recoveries	2,781
Write-Offs	(21,647)
Other	(495)	[1]
Ending balance	34,513
Accounts Receivable, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	9,499
Credit loss expense	22,062
Recoveries	903
Write-Offs	(17,764)
Other	(65)	[1]
Ending balance	14,635
Settlement Receivables, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	4,524	[2]
Credit loss expense	2,614	[2]
Recoveries	1,878	[2]
Write-Offs	(3,738)	[2]
Other	(383)	[1],[2]
Ending balance	4,895	[2]
Financial Guarantee Contracts and Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	14,445
Credit loss expense	730
Recoveries	0
Write-Offs	(145)
Other	(47)	[1]
Ending balance	$ 14,983

[1]	Other mainly relates to the impact of foreign exchange.
[2]	Recoveries / (losses) from freestanding credit enhancements related to Settlement receivables, net, were $84 and ($185) for the three months ended June 30, 2026 and 2025, respectively, and $244 and $218 for the six months ended June 30, 2026 and 2025, respectively. Recoveries from freestanding credit enhancements related to Settlement receivables, net are recorded separately from expected credit losses in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive loss.